GOODWILL AND OTHER INTANGIBLE ASSETS - Changes in carrying amount of goodwill (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)
Goodwill
Number of Operating Segments | segment	2
Number of reporting segments | segment	2
Changes in carrying amount of goodwill
Balance at the beginning of the period	$ 558	$ 561
Additions	4
Foreign Currency Translation	2	(3)
Balance at the end of the period	564	558
Changes in the carrying amount of goodwill	6
VO management reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	35	38
Foreign Currency Translation	2	(3)
Balance at the end of the period	37	35
VO sales and financing reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	7	7
Additions	4
Balance at the end of the period	11	7
Exchange reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	496	496
Balance at the end of the period	496	496
Rental reporting unit
Changes in carrying amount of goodwill
Balance at the beginning of the period	20	20
Balance at the end of the period	$ 20	$ 20